UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21832
Investment Company Act File Number
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co. (The)	253,623	$18,813,754

		$18,813,754

Automobiles — 0.3%
Bayerische Motoren Werke AG	64,364	$5,523,310

		$5,523,310

Beverages — 3.3%
Anheuser-Busch InBev NV	106,915	$6,500,548
Beam, Inc.	123,546	6,462,691
Coca-Cola Co. (The)	552,117	37,284,461
Diageo PLC	222,800	4,931,439

		$55,179,139

Biotechnology — 1.1%
Celgene Corp.(1)	248,863	$18,092,340

		$18,092,340

Capital Markets — 0.9%
Deutsche Bank AG	47,128	$2,008,051
Goldman Sachs Group, Inc. (The)	93,418	10,413,304
UBS AG(1)	186,902	2,549,942

		$14,971,297

Chemicals — 2.2%
Air Liquide SA	27,971	$3,530,063
BASF SE	97,600	7,528,793
Monsanto Co.	324,189	26,599,707

		$37,658,563

Commercial Banks — 5.3%
Banco Bilbao Vizcaya Argentaria SA	477,882	$4,193,028
Banco Santander SA	634,421	4,954,124
Bank of Nova Scotia (The)	207,509	10,649,362
Barclays PLC	1,308,215	4,386,521
BNP Paribas	47,989	2,041,179
HSBC Holdings PLC	729,942	6,098,748
Intesa Sanpaolo SpA	1,728,701	3,311,091
Itau Unibanco Holding SA ADR, PFC Shares	476,155	9,504,054
KeyCorp	1,123,377	8,728,639
PNC Financial Services Group, Inc.	140,973	8,306,129
Royal Bank of Scotland Group PLC(1)	4,085,694	1,714,226
Societe Generale	96,538	2,580,753
Wells Fargo & Co.	775,220	22,644,176

		$89,112,030

Communications Equipment — 2.9%
QUALCOMM, Inc.	757,920	$44,580,855
Telefonaktiebolaget LM Ericsson, Class B	377,635	3,514,356

		$48,095,211

Computers & Peripherals — 3.4%
Apple, Inc.(1)	123,449	$56,352,000

		$56,352,000

Security	Shares	Value
Construction & Engineering — 1.3%
Fluor Corp.	385,631	$21,687,887

		$21,687,887

Consumer Finance — 0.7%
American Express Co.	251,154	$12,592,862

		$12,592,862

Diversified Financial Services — 3.8%
Citigroup, Inc.	491,743	$15,106,345
JPMorgan Chase & Co.	763,501	28,478,588
Moody’s Corp.	530,262	19,741,654

		$63,326,587

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	1,110,231	$32,651,894
CenturyLink, Inc.	355,769	13,174,126
Deutsche Telekom AG	369,226	4,159,841
Verizon Communications, Inc.	326,878	12,310,226
Vivendi SA	284,150	5,961,302

		$68,257,389

Electric Utilities — 1.6%
American Electric Power Co., Inc.	257,104	$10,171,034
Enel SpA	573,649	2,349,544
PPL Corp.	277,219	7,703,916
SSE PLC	319,852	6,171,204

		$26,395,698

Electrical Equipment — 0.8%
ABB, Ltd.(1)	309,717	$6,463,734
Emerson Electric Co.	136,773	7,027,397

		$13,491,131

Energy Equipment & Services — 2.4%
Halliburton Co.	594,027	$21,848,313
Schlumberger, Ltd.	243,855	18,330,580

		$40,178,893

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	299,656	$24,652,699
Tesco PLC	629,574	3,174,657

		$27,827,356

Food Products — 1.7%
Danone SA	76,992	$4,763,090
Nestle SA	249,616	14,323,973
Unilever NV	286,140	9,535,744

		$28,622,807

Health Care Equipment & Supplies — 3.5%
Covidien PLC	436,615	$22,485,673
St. Jude Medical, Inc.	615,829	25,686,228
Varian Medical Systems, Inc.(1)	162,327	10,692,479

		$58,864,380

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	356,828	$13,905,587
UnitedHealth Group, Inc.	336,581	17,431,530

		$31,337,117

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	307,816	$30,489,175

		$30,489,175

Security	Shares	Value
Household Products — 2.0%
Colgate-Palmolive Co.	142,561	$12,933,134
Procter & Gamble Co.	314,015	19,795,506

		$32,728,640

Industrial Conglomerates — 3.0%
Danaher Corp.	685,952	$36,019,339
Philips Electronics NV	261,127	5,289,064
Siemens AG	104,342	9,853,663

		$51,162,066

Insurance — 2.0%
Aflac, Inc.	208,202	$10,041,583
AXA SA	356,429	5,427,216
MetLife, Inc.	294,880	10,418,110
Prudential PLC	698,928	7,730,852

		$33,617,761

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	121,641	$23,651,876

		$23,651,876

Internet Software & Services — 1.3%
eBay, Inc.(1)	243,638	$7,698,961
Google, Inc., Class A(1)	25,351	14,706,368

		$22,405,329

IT Services — 3.0%
Accenture PLC, Class A	239,135	$13,712,001
International Business Machines Corp.	188,505	36,306,063

		$50,018,064

Machinery — 1.1%
Deere & Co.	223,722	$19,273,650

		$19,273,650

Media — 1.8%
Comcast Corp., Class A	823,776	$21,904,204
Walt Disney Co. (The)	218,143	8,485,763

		$30,389,967

Metals & Mining — 3.1%
Anglo American PLC	128,438	$5,330,615
BHP Billiton, Ltd. ADR	88,062	6,995,645
Cliffs Natural Resources, Inc.	169,192	12,224,122
Freeport-McMoRan Copper & Gold, Inc.	214,523	9,913,108
Goldcorp, Inc.	349,197	16,897,643

		$51,361,133

Multi-Utilities — 1.0%
National Grid PLC	403,800	$4,020,946
Public Service Enterprise Group, Inc.	197,215	5,983,503
Sempra Energy	119,017	6,772,067

		$16,776,516

Multiline Retail — 0.8%
Macy’s, Inc.	378,647	$12,756,617

		$12,756,617

Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	149,499	$12,067,559
Apache Corp.	150,217	14,853,457
BG Group PLC	241,074	5,432,021
BP PLC	1,332,877	10,026,688
ConocoPhillips	358,500	24,453,285

Security	Shares	Value
Exxon Mobil Corp.	563,101	$47,154,078
Occidental Petroleum Corp.	133,829	13,352,119
Royal Dutch Shell PLC, Class B	494,662	18,078,460
Statoil ASA	380,385	9,577,026
Total SA	170,001	9,010,348

		$164,005,041

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	346,370	$20,065,214

		$20,065,214

Pharmaceuticals — 6.9%
Allergan, Inc.	144,827	$12,731,742
AstraZeneca PLC	85,139	4,100,547
Bayer AG	138,165	9,705,647
GlaxoSmithKline PLC	364,935	8,117,536
Johnson & Johnson	358,401	23,622,210
Novartis AG	225,108	12,217,364
Novo Nordisk A/S, Class B	58,342	6,932,691
Pfizer, Inc.	1,322,306	28,297,348
Sanofi SA	141,378	10,482,168

		$116,207,253

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	54,184	$7,369,566
Boston Properties, Inc.	94,121	9,793,290

		$17,162,856

Road & Rail — 1.1%
Union Pacific Corp.	165,349	$18,901,044

		$18,901,044

Software — 3.0%
Microsoft Corp.	587,164	$17,338,953
Oracle Corp.	986,261	27,812,560
SAP AG	73,892	4,467,637

		$49,619,150

Specialty Retail — 1.6%
Home Depot, Inc. (The)	275,637	$12,235,526
Industria de Diseno Textil SA	114,472	10,003,288
Kingfisher PLC	1,170,119	4,724,475

		$26,963,289

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SA	58,445	$9,468,235
NIKE, Inc., Class B	218,019	22,671,796

		$32,140,031

Tobacco — 2.0%
British American Tobacco PLC	120,651	$5,555,762
Philip Morris International, Inc.	364,717	27,269,890

		$32,825,652

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC	6,343,427	$17,109,234

		$17,109,234

Total Common Stocks (identified cost $1,414,423,846)		$1,606,009,309

Short-Term Investments — 4.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$80,842	$80,841,998

Total Short-Term Investments (identified cost $80,841,998)		$80,841,998

Total Investments — 100.6% (identified cost $1,495,265,844)		$1,686,851,307

Call Options Written — (0.7)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	1,725	$1,300	2/18/12	$(4,174,500)
S&P 500 Index	1,480	1,305	2/18/12	(3,137,600)
S&P 500 Index	2,905	1,315	2/18/12	(4,502,750)

Total Call Options Written (premiums received $14,034,310)				$(11,814,850)

Other Assets, Less Liabilities — 0.1%				$2,453,880

Net Assets — 100.0%				$1,677,490,337

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $14,455.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	77.0%	$1,291,676,185
United Kingdom	7.0	116,703,931
France	3.2	53,264,354
Germany	2.6	43,246,942
Ireland	2.2	36,197,674
Switzerland	2.1	35,555,013
Canada	1.6	27,547,005
Spain	1.1	19,150,440
Netherlands	0.9	14,824,808
Norway	0.6	9,577,026
Brazil	0.6	9,504,054
Australia	0.4	6,995,645
Denmark	0.4	6,932,691
Belgium	0.4	6,500,548
Italy	0.3	5,660,635
Sweden	0.2	3,514,356

Total Investments	100.6%	$1,686,851,307

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,496,188,296

Gross unrealized appreciation	$247,212,269
Gross unrealized depreciation	(56,549,258)

Net unrealized appreciation	$190,663,011

Written call options activity for the fiscal year to date ended January 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	6,345	$23,069,562
Options written	18,735	52,901,965
Options terminated in closing purchase transactions	(18,970)	(61,937,217)

Outstanding, end of period	6,110	$14,034,310

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $11,814,850.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$132,194,957	$29,719,308		$—	$161,914,265
Consumer Staples	148,463,595	48,785,213		—	197,248,808
Energy	152,059,391	52,124,543		—	204,183,934
Financials	183,787,662	46,995,731		—	230,783,393
Health Care	172,945,137	51,555,953		—	224,501,090
Industrials	121,723,071	21,606,461		—	143,329,532
Information Technology	218,507,761	7,981,993		—	226,489,754
Materials	72,630,225	16,389,471		—	89,019,696
Telecommunication Services	58,136,246	27,230,377		—	85,366,623
Utilities	30,630,520	12,541,694		—	43,172,214

Total Common Stocks	$1,291,078,565	$314,930,744	*	$—	$1,606,009,309

Short-Term Investments	$—	$80,841,998		$—	$80,841,998

Total Investments	$1,291,078,565	$395,772,742		$—	$1,686,851,307

Liability Description

Call Options Written	$(11,814,850)	$—		$—	$(11,814,850)

Total	$(11,814,850)	$—		$—	$(11,814,850)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012